MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 6:	MARKETABLE SECURITIES

As of June 30, 2015 and December 31, 2014, the fair value, Amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	June 30, 2015
		Gross	Gross
	Amortized	unrealized	Unrealized	Fair
	Cost	Gains	losses	value

Government debentures – fixed interest rate	$5,284	-	$(23)	$5,261
Corporate debentures – fixed interest rate	$33,668	-	$(149)	$33,519

	$38,952	-	$(172)	$38,780

	December 31, 2014
		Gross	Gross
	Amortized	unrealized	Unrealized	Fair
	Cost	Gains	losses	value

Government debentures – fixed interest rate	$5,161	-	$(33)	$5,128
Corporate debentures – fixed interest rate	$28,148	-	$(178)	$27,970

	$33,309	-	$(211)	$33,098

As of June 30, 2015, the contractual maturities of available-for-sale marketable securities are between 1 to 3 years. Interest receivable included in other receivables and prepaid expenses amounted to $ 280 and $310 as of December 31, 2014 and June 30, 2015 respectively.